Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Total preferred equity	Limited partners	Limited partners Capital	Limited partners Retained earnings	Limited partners Ownership Changes	Limited partners Accumulated other comprehensive (loss) income	General partner	General partner Capital	General partner Retained earnings	General partner Ownership Changes	General partner Accumulated other comprehensive (loss) income	REUs Non-controlling interests	FV LTIP units of the Operating Partnership Non-controlling interests	Interests of others in operating subsidiaries and properties Non-controlling interests
Beginning balance at Dec. 31, 2021	$ 45,005	$ 699	$ 8,805	$ 5,861	$ 457	$ 2,598	$ (111)	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 15,736	$ 55	$ 19,706
Net (loss) income	2,212		395		395								705	2	1,110
Other comprehensive (loss) income	(395)		(95)				(95)						(170)	(1)	(129)
Total comprehensive (loss) income	1,817		300		395		(95)						535	1	981
Distributions	(2,920)		(209)		(209)								(374)	(1)	(2,336)
Preferred distributions	(22)		(8)		(8)								(14)
Issuance (repurchase) of interests in operating subsidiaries	(371)		(23)		(26)	3							(38)	8	(318)
Change in relative interests of non-controlling interests	0		6			6							7	(13)
Ending balance at Jun. 30, 2022	43,509	699	8,871	5,861	609	2,607	(206)	4	4	2	(1)	(1)	15,852	50	18,033
Beginning balance at Dec. 31, 2022	41,737	699	8,217	5,861	(67)	2,526	(103)	4	4	2	(1)	(1)	14,688	45	18,084
Net (loss) income	(852)		(274)		(274)								(488)	(1)	(89)
Other comprehensive (loss) income	406		109				109						195		102
Total comprehensive (loss) income	(446)		(165)		(274)		109						(293)	(1)	13
Distributions	(2,831)		(217)		(217)								(387)	(1)	(2,226)
Preferred distributions	(22)		(8)		(8)								(14)
Issuance (repurchase) of interests in operating subsidiaries	8,899		616	603	24	(11)							1,100	(14)	7,197
Change in relative interests of non-controlling interests	0		2			2							5	(7)
Ending balance at Jun. 30, 2023	$ 47,337	$ 699	$ 8,445	$ 6,464	$ (542)	$ 2,517	$ 6	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 15,099	$ 22	$ 23,068